Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) Business	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Investment [Line Items]
Short-term investments		¥ 262,813		¥ 360,803		$ 41,241
Equity investments accounted for at fair value using the alternative measurement		1,349,272		1,817,891		211,731
Accumulated impairment of equity investments without readily determinable fair value		942,605		641,969		147,915
Equity investments measured at fair value using the measurement alternative		154,488	$ 24,243	243,525
Investment in equity investees		236,552		216,126		37,120
Aggregate consideration for equity method investments		2,500		15,040	¥ 4,026	392
Purchase of short-term investments		3,630,357	569,684	1,375,485	3,510,481
Gains (losses) from equity method investments, net		60,992	9,571	(5,231)	7,594
Impairment loss of equity method investments		0		0	0
Fair value (loss) gain on the long-term available-for-sale debt security		0		0	4,864
Unrealized gains for the Equity investments with readily determinable fair value		82,504	12,947	121,555	78,321
Realized gains for equity investments with readily determinable fair value		287,339		231,092		45,090
Debt securities available for sale Noncurrent		46,339		0		7,272
Internet Business Segment [Member]
Investment [Line Items]
Equity method investments as result of the deconsolidation of a business				18,000
Deconsolidation of Subsidiaries [Member] | Live.me.Inc
Investment [Line Items]
Ownership interest, subsequent to transaction	49.60%
Equity investments accounted for using fair value option [Member] | Live.me.Inc
Investment [Line Items]
Investment in fair value method investment		362,235		364,298	388,581	56,843
Equity investments accounted for using fair value option [Member] | Deconsolidation of Subsidiaries [Member] | Gaming And Utility RelatedBusinesses [Member]
Investment [Line Items]
Investment in fair value method investment				342,433
Other Income [Member]
Investment [Line Items]
Purchase of short-term investments		7,000	1,098
Equity Method Investment, Realized Gain (Loss) on Disposal		67,105	10,530
Unrealized gains for the Equity investments with readily determinable fair value		0		5,327	2,853
Unrealized Gain (Loss) on Equity Investments using fair value option		6,537	1,026	857	(102,555)
Realized gains for equity investments with readily determinable fair value		767		18,488	0	$ 120
Other Nonoperating Income [Member]
Investment [Line Items]
Gain on dividends received from long-term investment investees		2,558	401	¥ 4,002	13,217
Other Nonoperating Income [Member] | Available-for-sale Securities [Member]
Investment [Line Items]
Remeasurement loss		42,883	6,729
Beijing OrionStar
Investment [Line Items]
Investment in fair value method investment					¥ 262,072
Fair value method investment ownership percentage					38.70%
Fourteen Equity Investees [Member]
Investment [Line Items]
Equity investments measured at fair value using the measurement alternative					¥ 172,033
Number of Businesses Acquired | Business				14
Equity investments with readily determinable fair value
Investment [Line Items]
Investment in fair value method investment		0		¥ 11,411
Bytedance Ltd. | Other Income [Member]
Investment [Line Items]
Purchase of short-term investments				20,000
Equity Method Investment, Realized Gain (Loss) on Disposal				465,877
Ziniu Fund L.P.
Investment [Line Items]
Aggregate consideration for equity method investments					30,000
Short-term Investments [Member]
Investment [Line Items]
Interest income, net		12,687	1,991	23,780	45,993
Other Comprehensive Income Unrealized Holding Gain Loss On Securities		0		0	6,049
Short-term Investments [Member] | Other Expense [Member]
Investment [Line Items]
Impairment of investment		¥ 715	$ 112	¥ 7,096	¥ 3,506